Condensed Consolidated Balance Sheets - USD ($) $ in Thousands	Mar. 31, 2023	Dec. 31, 2022	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Current assets:
Cash and equivalents	$ 133,860	$ 78,637		$ 147,441
Accounts receivable, net of allowance for credit losses of $22,239 and $22,939 at March 31, 2023 and December 31, 2022, respectively	814,680	833,862		709,614
Prepaid expenses and other current assets	185,718	205,146		175,722
Total current assets	1,134,258	1,117,645		1,032,777
Restricted cash	106,625	102,727		72,174
Restricted investments	74,358	68,099		59,014
Property and equipment, net	6,956,620	6,950,915		5,721,949
Operating lease right-of-use assets	195,030	192,506		160,567
Goodwill	6,940,567	6,902,297	$ 6,427,763	6,187,643	$ 5,726,650
Intangible assets, net	1,697,193	1,673,917		1,350,597
Other assets, net	122,443	126,497		115,203
Total assets	17,227,094	17,134,603		14,699,924	13,992,364
Current liabilities:
Accounts payable	526,229	638,728		392,868
Book overdraft	21,067	15,645		16,721
Deferred revenue	336,613	325,002		273,720
Accrued liabilities	390,195	431,247		442,596
Current portion of operating lease liabilities	34,078	35,170		38,017
Current portion of contingent consideration	64,489	60,092		62,804
Current portion of long-term debt and notes payable	10,513	6,759		6,020
Total current liabilities	1,383,184	1,512,643		1,232,746
Long-term debt and notes payable	6,921,839	6,890,149		5,040,500
Long-term portion of operating lease liabilities	169,051	165,462		129,628
Long-term portion of contingent consideration	21,333	21,323		31,504
Deferred income taxes	1,041,152	1,013,742		850,921
Other long-term liabilities	451,571	417,640		421,080
Total liabilities	9,988,130	10,020,959		7,706,379
Commitments and contingencies (Note 18)
Equity:
Common shares: 257,547,090 shares issued and 257,487,434 shares outstanding at March 31, 2023; 257,211,175 shares issued and 257,145,716 shares outstanding at December 31, 2022	3,274,564	3,271,958		3,693,027
Additional paid-in capital	238,484	244,076		199,482
Accumulated other comprehensive income (loss)	(60,572)	(56,830)		39,584
Treasury shares: 59,656 and 65,459 shares at March 31, 2023 and December 31, 2022, respectively
Retained earnings	3,781,519	3,649,494		3,056,845
Total Waste Connections' equity	7,233,995	7,108,698		6,988,938
Noncontrolling interest in subsidiaries	4,969	4,946		4,607
Total equity	7,238,964	7,113,644	$ 6,759,059	6,993,545	$ 6,863,438	$ 6,938,354
Total liabilities and equity	$ 17,227,094	$ 17,134,603		$ 14,699,924